10. Accounts Receivable Related to the Concession (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable Related To Concession Details 1
Distribution concession agreement, beginning	R$ 614,806	R$ 424,140
Donations and grants received	76
Transfers from intangible assets	56,853	58,970
Transfer from investments	(3,711)	12
Fair value recognition	16,199	131,738
Loss on disposal	(17)	(54)
Distribution concession agreement, ending	R$ 684,206	R$ 614,806